Deposits - Contractual Maturities (Details) $ in Millions	Dec. 31, 2015 USD ($)
Time Deposits [Line Items]
Due in 2016	$ 65,567
Due in 2017	4,269
Due in 2018	938
Due in 2019	879
Due in 2020	1,638
Thereafter	683
Total time deposits	73,974
Domestic
Time Deposits [Line Items]
Due in 2016	51,319
Due in 2017	4,166
Due in 2018	937
Due in 2019	874
Due in 2020	1,380
Thereafter	683
Total time deposits	59,359
Foreign
Time Deposits [Line Items]
Due in 2016	14,248
Due in 2017	103
Due in 2018	1
Due in 2019	5
Due in 2020	258
Thereafter	0
Total time deposits	$ 14,615